Impairment of Securities - Schedule of Temporary Impairment Losses, Investments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Schedule of Held-to-maturity Securities [Line Items]
Less than 12 Months: Fair Value	$ 122,065	$ 289,747
Less than 12 Months: Unrealized Losses	350	12,422
12 Months or More: Fair Value	295,912	44
12 Months or More: Unrealized Losses	4,739	1
Total: Fair Value	417,977	289,791
Total: Unrealized Losses	5,089	12,423
U.S. Agency Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Less than 12 Months: Fair Value		139,699
Less than 12 Months: Unrealized Losses		3,622
12 Months or More: Fair Value	141,919
12 Months or More: Unrealized Losses	1,408
Total: Fair Value	141,919	139,699
Total: Unrealized Losses	1,408	3,622
Obligations of State and Political Subdivisions [Member]
Schedule of Held-to-maturity Securities [Line Items]
Less than 12 Months: Fair Value	5,808	59,109
Less than 12 Months: Unrealized Losses	36	4,083
12 Months or More: Fair Value	57,056
12 Months or More: Unrealized Losses	1,519
Total: Fair Value	62,864	59,109
Total: Unrealized Losses	1,555	4,083
Collateralized Mortgage Obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Less than 12 Months: Fair Value	30	4
Less than 12 Months: Unrealized Losses	1	1
12 Months or More: Fair Value		44
12 Months or More: Unrealized Losses		1
Total: Fair Value	30	48
Total: Unrealized Losses	1	2
Residential Pass-Through Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Less than 12 Months: Fair Value	59,993
Less than 12 Months: Unrealized Losses	83
12 Months or More: Fair Value
12 Months or More: Unrealized Losses
Total: Fair Value	59,993
Total: Unrealized Losses	83
Commercial Pass-Through Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Less than 12 Months: Fair Value	56,234	90,935
Less than 12 Months: Unrealized Losses	230	4,716
12 Months or More: Fair Value	96,937
12 Months or More: Unrealized Losses	1,812
Total: Fair Value	153,171	90,935
Total: Unrealized Losses	$ 2,042	$ 4,716